JPMORGAN TRUST IV

270 Park Avenue

New York, New York 10017

June 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of
JPMorgan Value Plus Fund (the “Fund”)
File No. 811-23117 and 333-208312

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 2 under the 1933Act (Amendment No. 3 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering a new Fund as a new series of the Trust.

Included in the filing is the prospectus and Statement of Addition Information for the Fund. The Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by primarily taking long and short positions in equity securities of large companies. We are registering Class A, Class C and Select Class Shares for this Fund.

If you have any questions or comments, please contact me at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary